Acquisition and Deconsolidation of Subsidiary	3 Months Ended
Mar. 31, 2013
Acquisitions and Deconsolidation of Subsidiary [Abstract]
ACQUISITIONS AND DECONSOLIDATION OF SUBSIDIARY
4.           ACQUISITIONS AND DECONSOLIDATION OF SUBSIDIARY

2011 Acquisitions

Acquisition of Tropical Communications, Inc.

On August 22, 2011, the Company acquired 100% of the equity of Tropical, a Florida corporation based in Miami, Florida. Tropical is a state-licensed low voltage and underground contractor that provides services to construct, install, optimize and maintain structured cabling for commercial and governmental entities in the South Florida area.  The purchase price for Tropical was 2,000 shares of common stock of the Company valued at $27.68 per share, or $55,360, an earn-out provision for additional shares of common stock of the Company based on a formula tied to future earnings of Tropical.  The earn-out provision has been valued at $15,320 and is recorded as a liability at the date of acquisition.  The acquisition expanded the Company’s cable installation presence in the southeastern United States.  The results of Tropical were included in the consolidated results of the Company effective August 22, 2011.  During 2011, Tropical contributed revenue of approximately $450,000 and an operating loss of approximately $191,000 from the acquisition date. The acquisition was accounted for as a  stock purchase. As a result of the total consideration paid exceeding the net assets acquired, the Company recorded approximately $175,000 of goodwill. The goodwill is attributable to the synergies and economies to scale provided to the Company, particularly as it pertained to the customer base and presence in the southeastern United States. The Company’s goodwill was not tax deductible. During the three months ended March 31, 2013, the Company adjusted the fair value of the contingent consideration, and reduced the carrying value by $15,320. The Company did not incur any acquisition related costs in connection with the Tropical acquisition.

Acquisition of Rives Monteiro Engineering LLC and Rives Monteiro Leasing LLC

On December 29, 2011, the Company acquired a 49% interest in RM Engineering, an engineering firm and certified Women’s Business Enterprise with offices in Houston, Texas and Tuscaloosa, Alabama.  The Company has an option to purchase the remaining 51% of RM Engineering for $1.  The Company also acquired 100% of RM Leasing, an equipment provider for the cable engineering services.  RM Engineering and RM Leasing have been in business since 1998, performing cable engineering services in the Southeastern United States, with additional services performed internationally.

The total consideration for RM Engineering and RM Leasing was $555,767, which amount included approximately $101,000 in cash, a six-month promissory note in the amount of $200,000, 15,000 shares of common stock of the Company, which was valued at $1.524 per share, and an earn-out tied to future earnings of RM Engineering, which was valued at $126,287 and recorded as a liability at the date of acquisition.  During 2011, RM Engineering did not contribute any revenues or earnings because the Company closed the transaction on the second to last business day of the year. The purchase consideration also included an earn-out, which included cashless exercise warrants with an exercise price of $150.00 per share for up to 1,000 additional shares for each $500,000 in net income generated by the Company during the twenty-four months following closing.  The acquisition was accounted for as a stock purchase. As a result of the total consideration paid exceeding the net assets acquired, the Company recorded approximately $169,000 of goodwill. The goodwill is attributable to synergies and economies of scale provided to the Company.  The goodwill is not deductible for tax purposes. During the three months ended March 31, 2013, the Company adjusted the fair value of the contingent consideration, and reduced the carrying value by $89,740. The Company did not incur any acquisition related costs in connection with the RM Engineering acquisition.

The final purchase consideration for the 2011 acquisitions of Tropical and RM Engineering were calculated as follows:

	Tropical	RM Engineering
Cash	$-	$101,098
Promissory Notes	-	200,000
Contingent consideration	15,320	126,287
Common Stock, based on trading price	55,360	22,860
Non-controlling Interest	-	105,522
Total Purchase Consideration	$70,680	$555,767

The final purchase consideration was allocated to the assets acquired and liabilities assumed as follows:

	Tropical	RM Engineering
Current assets	$138,001	$63,900
Goodwill	174,746	169,240
Intangible assets:
Customer list / relationships	162,016	452,092
URL's	2,552	2,552
Tradenames	47,555	131,443
Non-competes	1,368	2,553
Property and equipment	11,576	47,333
Deposits	11,606	-
Current liabilities	(144,371)	(101,896)
Notes payable – bank	(221,373)	(207,722)
Notes payable - related party	(112,996)	(3,728)
Total allocation of purchase consideration	$70,680	$555,767

2012 Acquisitions

Acquisition of TNS, Inc.

On September 17, 2012, the Company acquired 100% of the outstanding capital stock of TNS, an Illinois corporation based in Des Plaines, Illinois.  TNS is a provider of structured cabling and distributed antenna systems primarily in the Chicago, Illinois area.  The purchase consideration for TNS was $5,486,372, which was comprised of (i) $700,000 in cash, (ii) 10,000 shares of common stock of the Company, (iii) additional shares of common stock of the Company to be issued upon the completion by the Company of an underwritten public offering,  which shares were valued at the acquisition date at $259,550, were recorded as a liability as of such date and the number of which shares will be determined by dividing $200,000 by the price per share of the common stock in the offering, and (iv) 4,150 shares of Series F Preferred Stock of the Company, which shares were valued at $4,026,822 and of which shares 575 shares (the "Contingent Shares") are contingent as they are subject to cancellation in whole or in part if TNS does not meet certain operating results for the year ending September 30, 2013 and have been classified as a liability in the amount of $557,933 on the balance sheet as the contingent consideration is not indexed to the Company's stock because it is an obligation for a variable number of shares. The Contingent Shares cannot be redeemed during the earn out period. In the event that certain operating results are achieved by TNS, additional shares of Series F Preferred Stock may be issued based on an agreed upon formula.
The purchase consideration also included an earn out based on the operating results of TNS for the period ending September 30, 2013. The Company granted the TNS sellers the right to put the 10,000 shares of common stock to the Company for $50.00 per share beginning on March 17, 2014.  The holders of the Series F Preferred Stock also can demand that an aggregate of 3,000 shares of Series F Preferred be redeemed beginning on November 27, 2012, with the redemption to occur within 20 days of such request.  Such holders may also request that an additional 575 shares of Series F Preferred be redeemed beginning on September 17, 2013 and that any additional shares of Series F Preferred be redeemed beginning on September 17, 2014.   Both the Series F Preferred shares and the shares of common stock that are subject to a put option are accounted for as temporary equity because the decision as to the redemption or retirement of such shares rests with the holders of such shares.  The acquisition was accounted for as a stock purchase.  As the total consideration paid exceeded the value of the net assets acquired, the Company recorded approximately $4,000,000 of goodwill. The goodwill is attributable to synergies and economies of scale provided to the Company. The goodwill is not tax deductible. The amount of acquisition-related costs for the acquisition of TNS was $81,836, which was recorded on the Consolidated Statement of Operations as general and administrative expenses.

Acquisition of ADEX Entities

On September 17, 2012, the Company  acquired all the outstanding capital stock of ADEX, a New York corporation, and ADEXCOMM Corporation, a New York corporation (“ADEXCOMM”), and all outstanding membership interests of ADEX Puerto Rico, LLC, a Puerto Rican limited liability company (“ADEX Puerto Rico”, and together with ADEX and ADEXCOMM, collectively,  the ADEX Entities.  The ADEX Entities are collectively an international service organization that provides turnkey services and project staffing solutions exclusively to the telecommunication industry.  ADEX assists telecommunications companies throughout the project life cycle of any network deployment.  The purchase consideration for the ADEX Entities was $17,321,472, which was paid with $12,819,594 in cash, which payment included the repayment of debt due from the ADEX entities to a lender of approximately $1,241,000, a note in the amount of $1,046,000 and a note in the amount of $1,332,668, which was equal to the net working capital of the ADEX Entities as of the closing date, such payment was secured by the issuance of 1,500 shares of Series G Preferred Stock, and contingent consideration in the amount of $2,123,210 that was recorded as a liability at the date of acquisition.  The payment was secured by the issuance of 2,000 shares of Series G Preferred Stock.  As additional consideration, the Company agreed to pay the ADEX sellers an amount of cash equal to the product of 0.75 (the “Multiplier”) multiplied by the adjusted EBITDA of the ADEX Entities for the twelve months beginning October 1, 2012, (the “Forward EBITDA”).  If the Forward EBITDA is less than $2,731,243, the Multiplier shall be adjusted to 0.50, and if the Forward EBITDA is greater than $3,431,243, the Multiplier shall be adjusted to 1.0.  The Company also agreed to pay the ADEX sellers an amount of cash equal to the amount, if any, by which the Forward EBITDA is greater than $3,081,243.   In connection with the contingent consideration, the Company reserved 2,000 shares of Series G Preferred Stock.  These shares are redeemable in the event the Company defaults on its obligation to make the required payments.  The shares of Series G Preferred will be automatically cancelled if required payments are made in cash by the Company.   The acquisition was accounted for as a stock purchase. As a result of the total consideration paid exceeding the net assets acquired; the Company recorded approximately $10.5 million of goodwill. The goodwill is attributable to synergies and economies to scale provided to the Company. The goodwill is not tax deductible. The amount of acquisition related costs for the acquisition of the ADEX Entities were $152,189 and is recorded on the Consolidated Statement of Operations as general and administrative expenses.

Acquisition of Environmental Remediation and Financial Services, LLC

On December 17, 2012, ADEX acquired 100% of the membership interests in ERFS, a New Jersey limited liability company. ERFS is an environmental remediation company that provides in-situ site remediation of oil, chemicals and ground/water.  The purchase consideration for ERFS was $6,287,151, which was paid with 4,500 shares of Series I Preferred Stock, which shares were valued at $4,187,151.  The seller of ERFS can redeem up to $750,000 of the Series I Preferred Stock on or after March 31, 2013.  As additional consideration, the Company agreed to pay the ERFS seller 1.5 times EBITDA for the twelve-month period from January 1, 2013 through December 31, 2013, provided that the EBITDA for such twelve-month period exceeds the EBITDA for the twelve month period prior to closing by $10,000.  This earn-out consideration was valued at $2.1 million. The Series I Preferred shares are classified within temporary equity due to the redemption of these shares resting with the holders of these instruments. The Company is still evaluating the purchase price allocation and where the value will be allocated between intangible assets, such as trade name, customer list, non-compete agreements and goodwill.  The goodwill is attributable to synergies and economies of scale provided to the Company. The acquisition was accounted for as a stock purchase. The goodwill is not tax deductible. The Company did not incur any acquisition related costs for the three months ended March 31, 2013 or for the year ended December 31, 2012.

The final purchase consideration for the 2012 acquisitions of TNS, the ADEX Entities and ERFS were calculated as follows:

	TNS	ADEX Entities	ERFS
Cash	$700,000	$12,819,594	$-
Promissory Notes	-	2,378,668	-
Contingent consideration/working capital adjustment	259,550	2,123,210	2,100,000
Preferred Stock, based on OPM	4,026,822	-	4,187,151
Common Stock, based on redemption value	500,000	-	-
Total Purchase Consideration	$5,486,372	$17,321,472	$6,287,151

The final purchase consideration was allocated to the assets acquired and liabilities assumed as follows:

	TNS	ADEX Entities	ERFS
Current assets	$474,732	$5,801,858	$798,135
Goodwill	4,002,654	10,474,212	5,741,128
Intangible assets:
Customer list / relationships	1,790,048	3,309,143	-
URL's	2,552	2,552	-
Tradenames	347,182	2,888,382	-
Non-competes	79,670	116,047	-
Property and equipment	14,224	75,849	185,271
Deposits	-	12,227	63,493
Current liabilities	(254,807)	(1,053,398)	(349,750)
Notes payable - bank	-	-	(92,259)
Notes payable - related party	-	-	(8,700)
Notes payable - other	-	-	(50,167)
Long-term deferred tax liability	(969,883)	(4,305,400)	-
Total allocation of purchase consideration	$5,486,372	$17,321,472	$6,287,151

Unaudited pro forma results of operations data of the Company as if the acquisitions of the ADEX Entities, TNS, Tropical, RM Engineering and ERFS had occurred as of January 1, 2011 are as follows:

	Pro Forma Results
	(Unaudited)
	Year Ended December 31,
	2012	2011
Revenue	$45,010,501	$50,209,085

Net Loss	$(4,067,970)	$(6,504,581)

Basic and diluted earnings per share	$(10.48)	$(25.92)

Pro forma data does not purport to be indicative of the results that would have been obtained had these events actually occurred at January 1, 2011 and is not intended to be a projection of future results.

The pro forma adjustments for the year ended December 31, 2012 and December 31, 2011 consist of the amortization of intangible assets with an identifiable life, customer lists and non-compete agreements in the amount of $597,375 for the years ended December 31, 2012 and 2011.  The Company also borrowed the cash portion of the purchase consideration and has recorded interest expense in the amount of $1,560,000 in the years ended December 31, 2012 and 2011.

The amount of revenues and income (loss) of the acquired companies since the acquisition date included in the consolidated statements of operations are as follows:

2011 Acquisitions

	RM Engineering	Tropical
Revenues	$2,651,711	$2,284,321

Income (Loss)	$26,147	$(466,033)

2012 Acquisitions

	ADEX	TNS	ERFS
Revenues	$10,577,197	$1,042,367	$146,036

Income	$807,832	$78,404	$46,598

NOTES – CONTINGENT CONSIDERATION

The Company has issued contingent consideration in connection with the acquisitions during 2011 and 2012.  The following describes the contingent consideration issued.

ADEX:  As additional consideration, the Company agreed to pay the ADEX sellers an amount of cash equal to the product of 0.75 (the “Multiplier”) multiplied by the adjusted EBITDA of the ADEX Entities for the twelve months beginning October 1, 2012, (the “Forward EBITDA”).  If the Forward EBITDA is less than $2,731,243, the Multiplier shall be adjusted to 0.50, and if the Forward EBITDA is greater than $3,431,243, the Multiplier shall be adjusted to 1.0.  The Company also agreed to pay the ADEX sellers an amount of cash equal to the amount, if any, by which the Forward EBITDA is greater than $3,081,243.  In connection with these obligations, the Company reserved 2,000 shares of Series G Preferred Stock.  These shares are redeemable in the event the Company defaults on its obligation to make the required payments.  The shares of Series G Preferred are automatically cancelled if required payments are made in cash by the Company. The Company has valued the contingent consideration likely to be paid at $2,123,210.  The contingent consideration can range from $0, in the event ADEX has zero or negative EBITDA, to unlimited; as there is no cap on the amount that may be earned.  The Company has recorded this $2,123,210 contingent consideration as a liability on its consolidated balance sheets.  As of March 31, 2013 and December 31, 2012, the amount of contingent consideration had not changed.

T N S:  As additional consideration, the Company agreed to pay amounts tied to certain operating results achieved by T N S.  The holders of the Series F Preferred Stock can demand that an aggregate of 3,000 shares of Series F Preferred Stock be redeemed beginning on November 27, 2012, with the redemption to occur within 20 days of such request. In the event T N S achieves certain minimum operating results, the holders may also request that an additional 575 shares of Series F Preferred be redeemed beginning on September 17, 2013.  The holders of the Series F Preferred Stock can demand that any remaining Series F Preferred Stock be redeemed beginning on September 17, 2014.

Included in the consideration at the acquisition date is an additional 575 shares of Series F Preferred Stock.  However,  in the event that certain operating results are achieved or not achieved by T N S for the twelve months ending September 30, 2013, additional shares of Series F Preferred Stock may be issued, or the remaining 575 issued shares of Series F Preferred Stock may be partially or entirely cancelled, based on an agreed upon formula.  Therefore, these shares are treated as contingent consideration and are shown as a liability on the Consolidated Balance Sheets.   The increase or decrease in the shares is based on 20% of the EBITDA of T N S for each of the three years that is greater than $1,275,000.

The Company has recorded $557,933 as contingent consideration of Series F Preferred Stock as a liability on its consolidated balance sheets.  As of March 31, 2013 and December 31, 2012, the amount of contingent consideration had not changed.

ERFS:  As additional consideration, the Company agreed to pay the ERFS seller 1.5 times EBITDA for the twelve-month period from January 1, 2013 through December 31, 2013, provided that the EBITDA for such twelve-month period exceeds the EBITDA for the twelve month period prior to closing by $10,000. The Company has valued the contingent consideration likely to be paid at $2,100,000. The contingent consideration can range from  $0, in the event ERFS EBITDA for the 12 months following closing  is less than $10,000 over the 12 months period prior to closing, to unlimited  as there is no cap on the amount that may be earned. The Company recorded the $2,100,000 contingent consideration as a liability on its consolidated balance sheets. As of March 31, 2013 and December 31, 2012, the amount of contingent consideration had not changed.

Tropical:  As additional consideration, the Company will issue additional shares of common stock in the Company based on a formula tied to the future earnings of Tropical.  The contingent consideration to be paid to the former owners of Tropical was as follows: 50% of the net income of Tropical for the eighteen months following the acquisition, along with warrants with an exercise price of $150.00 per share for up to 1,000 shares of Company common stock for each $500,000 of EBITDA generated by Tropical in the two years after the date of acquisition. The Company has valued the amount of contingent consideration likely to be paid at $15,320.  The potential range of contingent consideration can range from $0, in the event Tropical has zero or negative net income, to unlimited, as there was no cap on the amount that may be earned.  The Company has recorded this $15,320 contingent consideration as a liability on its consolidated balance sheets.  As of March 31, 2013, the Company has determined that, based on the results of Tropical since the date of acquisition, the fair value of this contingent consideration should be adjusted to $0.  At December 31, 2012 and December 31, 2011, the amount of contingent consideration had not changed.

RM Engineering: As additional consideration, the Company agreed to pay 50% of the net income of RM Engineering for the eighteen month period following the closing, as well as cashless exercise warrants with an exercise price of $150.00 per share for up to 1,000 additional shares for each $500,000 in net income generated by the Company during the 24 month period following closing. The Company has valued the amount of contingent consideration likely to be paid at $126,287.  The potential range of contingent consideration can range from $0, in the event RM Engineering has zero or negative net income, to unlimited, as there is no cap on the amount that may be earned.  The Company has recorded this $126,287 contingent consideration as a liability on its consolidated balance sheets.  As of March 31, 2013, the Company has determined that, based on the results of RM Engineering, the fair value of this contingent consideration should be adjusted to $36,547 and adjusted the liability accordingly.  At December 31, 2012 and December 31, 2011, the amount of contingent consideration had not changed.

2012 Deconsolidation

Deconsolidation of Digital Comm, Inc. Subsidiary

On September 13, 2012, the Company sold 60% of the outstanding shares of common stock of Digital to the Company’s former president and a former director. As consideration for the purchase, the former president issued to the Company a non-recourse promissory note in the principal amount of $125,000. The note is secured by the purchased shares. Immediately subsequent to the transaction, the Company wrote off the $125,000 promissory note from its former president, as it deemed it unlikely that he could repay the note.  At the date of deconsolidation, the Company wrote off all its receivables from Digital of $880,000 and adjusted the negative investment carrying amount at the time of deconsolidation to zero, which resulted in a net gain of approximately $528,000. Subsequent to the sale of 60% of its ownership interest in Digital, the Company continued to fund the cash flow of Digital into December 2012. These amounts were approximately $179,000, which the Company subsequently wrote down to $0, as the Company has determined that the equity investment is uncollectible as Digital has limited operations and limited ability to repay the amount owed. The Company did not attribute any value to its equity investment in Digital at December 31, 2012 based on Digital's historical recurring losses and expected future losses, and Digital's liabilities far exceeding the value of its tangible and intangible assets at such date.

In the Company’s financial statements for the year ended December 31, 2011, the investment in Digital was eliminated and therefore showed a value of zero.  In the Company’s financial statements for the year ended December 31, 2012, the investment in Digital had been written off and also reflected a value of zero.

The below information summarizes the results of operations of Digital for the year ended December 31, 2011 and  for the period from January 1, 2012 through September 12, 2012, the date of deconsolidation.

	Year ended	January 1, 2012 through
	December 31, 2011	September 12, 2012
Revenue	$2,443,441	$1,691,956

Gross Margin	666,756	139,675

Loss from operations	(455,875)	(473,918)

Interest expense	(157,383)	(251,412)

Net loss	$(613,258)	$(725,330)

The following information provides summary balance sheet information as of December 31, 2011, September 12, 2012 (the date of deconsolidation) and December 31, 2012:

	December 31, 2011	September 12. 2012
Current assets	$435,559	$605,332
Total assets	717,136	833,157
Total liabilities	1,425,290	2,266,640
Stockholder's deficit	(708,154)	(1,433,483)

Additionally, the Company believes that the likelihood that it will receive payments under its note receivable from its former president was less than likely at December 31, 2012, and it will recognize payments received under such notes, if any, as a capital contribution from its former officer. Further, the Company continued to accrue losses in proportion to its equity ownership of 40%. Digital will remain a related party after its deconsolidation. During the three months ended December 31, 2012, Digital continued to incur losses and the Company recognized a loss on equity investment of $50,539.